UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00334
                                   ---------

                          FRANKLIN CAPITAL GROWTH FUND
                          ----------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 06/30
                         -----

Date of reporting period: 06/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                                   JUNE 30, 2004
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  ANNUAL REPORT AND SHAREHOLDER LETTER           GROWTH
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                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  Templeton  o  Mutual Series

                                   FRANKLIN TEMPLETON INVESTMENTS

                                   GAIN FROM OUR PERSPECTIVE

                                   Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE              Each of our portfolio management groups
                                   operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                   FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                                   TEMPLETON. Founded in 1940, Templeton
                                   pioneered international investing and, in
                                   1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                   MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION               Because our management groups work
                                   independently and adhere to distinctly
                                   different investment approaches, Franklin,
                                   Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST          At Franklin Templeton Investments, we seek to
                                   consistently provide investors with
                                   exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Capital Growth Fund ..............................................    3

Performance Summary .......................................................    7

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   24

Report of Independent Registered Public Accounting Firm ...................   32

Tax Designation ...........................................................   33

Board Members and Officers ................................................   34

Proxy Voting Policies and Procedures ......................................   39

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

ANNUAL REPORT

FRANKLIN CAPITAL GROWTH FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in equity securities and may invest a portion of its total assets in other securities, including debt securities and convertible securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Capital Growth Fund covers the fiscal year ended June 30, 2004.

PERFORMANCE OVERVIEW

For the year under review, Franklin Capital Growth Fund - Class A posted a +18.95% cumulative total return. Compared with its benchmarks for the same period, the Fund's performance was comparable to the Standard & Poor's 500 Composite Index's (S&P 500's) 19.10% total return and exceeded the Russell 1000(R) Growth Index's 17.88% total return.(1) The Russell 1000 Index returned 19.48% during the same period.(2) The Russell 1000 Growth Index replaced the Russell 1000 Index as the Fund's benchmark. The manager believes the composition of the Russell 1000 Growth Index better reflects the Fund's holdings. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended June 30, 2004, the U.S. economy showed broad fundamental improvement as gross domestic product (GDP) growth rose 4.4% over the previous 12-month period. Major contributors to growth included consumer spending, inventory investment, equipment and software spending, and federal government spending. Corporate profits for first quarter 2004 were 32% higher than for the same period a year earlier.(3)

(1.) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2.) Source: Standard & Poor's Micropal. The Russell 1000 Index is market capitalization-weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(3.) Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                              Annual Report  | 3

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 6/30/04

     [BAR CHART]   Electronic Technology ...............................   19.6%
                   Health Technology ...................................   14.3%
                   Technology Services .................................   11.5%
                   Finance .............................................   10.1%
                   Consumer Non-Durables ...............................    6.5%
                   Consumer Services ...................................    6.1%
                   Producer Manufacturing ..............................    5.3%
                   Health Services .....................................    4.8%
                   Transportation ......................................    4.4%
                   Retail Trade ........................................    3.8%
                   Communications ......................................    3.1%
                   Commercial Services .................................    2.9%
                   Energy Minerals .....................................    2.2%
                   Process Industries ..................................    1.1%
                   Distribution Services ...............................    0.8%
                   Short-Term Investments & Other Net Assets ...........    3.5%

--------------------------------------------------------------------------------

Labor market conditions improved during the reporting period. More than one-half of the jobs lost during the recession and weak economic expansion have been recovered. The economy created 1.5 million jobs since summer 2003. In addition, the unemployment rate fell from 6.3% in June 2003 to 5.6% at period-end.(4) Services created the most jobs led by leisure and hospitality, education and health, and business and professional services.

In light of positive economic developments, consumer inflation picked up speed in 2004. Excluding the volatile food and energy categories, consumer prices increased 1.9% for the 12 months ended June 30, 2004. Consequently, for the first time in four years, the Federal Reserve Board (Fed) raised the federal funds target rate on June 30, 2004, by a quarter-point to 1.25%. With inflation expected to remain relatively low, Fed policymakers believe they can raise interest rates at a measured pace. Nonetheless, the Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.

Domestic equity markets sustained a rally through year-end 2003, then flattened in the first half of 2004. Despite continued signs of enhanced corporate fundamentals through period-end, investors appeared cautious due to geopolitical uncertainty and speculation about when the Fed might act to constrain inflation by pushing up historically low interest rates. The S&P 500 rose 19.10% for the 12 months under review, while the technology-heavy NASDAQ Composite Index gained 26.83%.(5)

INVESTMENT STRATEGY

We are research driven, fundamental investors who look for companies of any size that we believe are positioned for above-average growth in revenues, earnings or assets. We look for companies that have a particular marketing niche, proven technology, industry leadership, sound financial records and strong management -- factors we believe point to strong growth potential.

MANAGER'S DISCUSSION

During the Fund's fiscal year, Franklin Capital Growth Fund posted strong positive returns due to its sector allocation and stock selection across numerous sectors. As the economy continued its slow recovery, the Fund benefited from its overweighted positions in the finance sector relative to the Russell 1000 Growth Index, specifically Countrywide Financial, PMI Group and Freddie Mac. Another area that excelled during the year was commercial services, where our Robert Half

(4.) Source: Bureau of Labor Statistics.

(5.) Source: Standard & Poor's Micropal. See footnote 1 for a description of the
     S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value-weighted and includes over 3,000 companies.


4 |  Annual Report

International holding appreciated due to a rebound in employment and temporary employment services tied to the improving economy. Producer manufacturing also performed well as corporate spending increased because of the economic upturn. Positions that contributed to Fund performance included United Technologies, Mettler-Toledo International and General Electric.

Conversely, our health technology holdings detracted from the Fund's performance during the 12-month period. Major pharmaceutical companies continued to underperform the general market as concerns regarding patent expiration and drug benefit plans persisted. However, the Fund's underweighted position compared with the Russell 1000 Growth Index contributed to our relative performance. Consistent with our strategy, we sought to take advantage of the sector's weakness to purchase stocks as valuations appeared compelling to us. Thus, we increased our weightings in Wyeth and Amgen as these companies have the industry's best pipelines and were at historically low valuations. Consumer services also performed poorly as Viacom and Clear Channel Communications did not show the returns we anticipated with an economic recovery, improved corporate spending, and the upcoming U.S. elections and Olympics. The Fund's under-weighted retail trade position helped relative performance as the sector lagged the overall market due to concerns surrounding consumer strength in a rising interest-rate and high gasoline-price environment. Family Dollar Stores dragged on overall performance after the company lowered its financial outlook.

Consistent with our investment strategy, we pared back slightly the portfolio's number of positions to concentrate more on our research team's best investment ideas and to maintain a more focused approach. In this challenging geopolitical and economic environment, we followed our investment strategy as we looked to build positions in leading companies with strong long-term growth prospects, excellent management teams, and solid profit models at attractive valuations. We sought to invest in sustainable businesses as the opportunity arose.

TOP 10 HOLDINGS
6/30/04
--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp.                                                         3.8%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Nextel Communications Inc., A                                           3.1%
   COMMUNICATIONS
--------------------------------------------------------------------------------
Cisco Systems Inc.                                                      3.0%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Applied Materials Inc.                                                  3.0%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
Agilent Technologies Inc.                                               2.6%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
United Technologies Corp.                                               2.6%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Amgen Inc.                                                              2.5%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Wyeth                                                                   2.5%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Accenture Ltd., A (Bermuda)                                             2.4%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Anthem Inc.                                                             2.3%
   HEALTH SERVICES
--------------------------------------------------------------------------------


                                                              Annual Report  | 5

Thank you for your continued participation in Franklin Capital Growth Fund. We look forward to serving your future investment needs.


                  /s/ Serena Perin Vinton
[PHOTO OMITTED]
                  Serena Perin Vinton, CFA

                  Portfolio Manager
                  Franklin Capital Growth Fund

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Annual Report

PERFORMANCE SUMMARY AS OF 6/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A                                               CHANGE   6/30/04   6/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.70    $10.76     $9.06
--------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-6/30/04)
--------------------------------------------------------------------------------
Dividend Income                             $0.0158
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS B                                               CHANGE   6/30/04   6/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.58    $10.37     $8.79
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C                                               CHANGE   6/30/04   6/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.57    $10.27     $8.70
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS R                                               CHANGE   6/30/04   6/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.67    $10.70     $9.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-6/30/04)
--------------------------------------------------------------------------------
Dividend Income                             $0.0159
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISOR CLASS                                         CHANGE   6/30/04   6/30/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                 +$1.72    $10.84     $9.12
--------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/03-6/30/04)
--------------------------------------------------------------------------------
Dividend Income                             $0.0341
--------------------------------------------------------------------------------


                                                              Annual Report  | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
CLASS A                                    1-YEAR    5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +18.95%    +4.46%      +183.56%
--------------------------------------------------------------------------------
Average Annual Total Return(2)             +12.14%    -0.31%       +10.33%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $11,214   $ 9,847      $ 26,720
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS B                                    1-YEAR    5-YEAR   INCEPTION (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +17.97%    +0.68%       +12.99%
--------------------------------------------------------------------------------
Average Annual Total Return(2)             +13.97%    -0.22%        +2.08%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $11,397   $ 9,889      $ 11,199
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C                                    1-YEAR    5-YEAR   INCEPTION (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +18.05%    +0.59%      +134.03%
--------------------------------------------------------------------------------
Average Annual Total Return(2)             +17.05%    +0.12%        +9.72%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $11,705   $10,059      $ 23,403
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS R                                              1-YEAR   INCEPTION (1/1/02)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                           +18.68%        -0.61%
--------------------------------------------------------------------------------
Average Annual Total Return(2)                       +17.68%        -0.24%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)                      $11,768      $  9,939
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISOR CLASS(4)                           1-YEAR    5-YEAR       10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +19.26%    +5.93%      +192.42%
--------------------------------------------------------------------------------
Average Annual Total Return(2)             +19.26%    +1.16%       +11.33%
--------------------------------------------------------------------------------
Value of $10,000 Investment(3)            $11,926   $10,593      $ 29,242
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

CLASS A (7/1/94-6/30/04)

              FRANKLIN CAPITAL         S&P           RUSSELL      RUSSELL 1000
  DATE          GROWTH FUND           500 (5)        1000 (5)       GROWTH(5)
--------   ---------------------   -------------   ------------   ------------
 7/1/94            $ 9,423            $10,000         $10,000        $10,000
7/31/94            $ 9,553            $10,328         $10,326        $10,342
8/31/94            $ 9,942            $10,751         $10,762        $10,917
9/30/94            $ 9,740            $10,488         $10,512        $10,770
10/31/94           $ 9,899            $10,723         $10,710        $11,023
11/30/94           $ 9,668            $10,333         $10,325        $10,669
12/31/94           $ 9,676            $10,486         $10,472        $10,848
1/31/95            $ 9,676            $10,758         $10,743        $11,080
2/28/95            $10,028            $11,177         $11,180        $11,544
3/31/95            $10,413            $11,506         $11,467        $11,881
4/30/95            $10,653            $11,845         $11,772        $12,141
5/31/95            $11,086            $12,317         $12,224        $12,563
6/30/95            $11,664            $12,603         $12,548        $13,048
7/31/95            $12,147            $13,021         $13,027        $13,591
8/31/95            $12,228            $13,053         $13,125        $13,605
9/30/95            $12,663            $13,604         $13,666        $14,233
10/31/95           $12,373            $13,555         $13,603        $14,242
11/30/95           $12,743            $14,150         $14,210        $14,796
12/31/95           $12,863            $14,422         $14,427        $14,881
1/31/96            $13,155            $14,912         $14,893        $15,379
2/29/96            $13,379            $15,051         $15,087        $15,660
3/31/96            $13,379            $15,196         $15,222        $15,680
4/30/96            $14,067            $15,420         $15,454        $16,092
5/31/96            $14,342            $15,817         $15,825        $16,655
6/30/96            $14,249            $15,877         $15,843        $16,677
7/31/96            $13,283            $15,176         $15,078        $15,700
8/31/96            $13,870            $15,497         $15,489        $16,106
9/30/96            $14,801            $16,368         $16,359        $17,278
10/31/96           $14,939            $16,819         $16,722        $17,382
11/30/96           $16,147            $18,090         $17,956        $18,687
12/31/96           $15,817            $17,731         $17,665        $18,322
1/31/97            $16,869            $18,838         $18,713        $19,607
2/28/97            $16,325            $18,986         $18,784        $19,474
3/31/97            $15,817            $18,208         $17,938        $18,420
4/30/97            $16,651            $19,294         $18,909        $19,643
5/31/97            $18,048            $20,467         $20,120        $21,061
6/30/97            $18,488            $21,384         $20,954        $21,904
7/31/97            $19,999            $23,084         $22,668        $23,841
8/31/97            $19,434            $21,792         $21,599        $22,445
9/30/97            $20,745            $22,985         $22,784        $23,550
10/31/97           $19,762            $22,218         $22,045        $22,679
11/30/97           $19,944            $23,246         $23,001        $23,643
12/31/97           $20,027            $23,645         $23,468        $23,908
1/31/98            $20,027            $23,906         $23,643        $24,623
2/28/98            $21,652            $25,629         $25,329        $26,475
3/31/98            $22,371            $26,941         $26,606        $27,530
4/30/98            $22,824            $27,212         $26,880        $27,911
5/31/98            $21,837            $26,745         $26,298        $27,119
6/30/98            $22,634            $27,830         $27,272        $28,780
7/31/98            $21,872            $27,535         $26,944        $28,589
8/31/98            $17,671            $23,558         $22,916        $24,299
9/30/98            $18,268            $25,067         $24,460        $26,165
10/31/98           $19,833            $27,104         $26,391        $28,268
11/30/98           $20,925            $28,746         $28,025        $30,419
12/31/98           $22,670            $30,401         $29,810        $33,162
1/31/99            $23,891            $31,672         $30,874        $35,109
2/28/99            $22,757            $30,688         $29,894        $33,505
3/31/99            $23,782            $31,916         $31,040        $35,269
4/30/99            $24,611            $33,151         $32,338        $35,314
5/31/99            $23,957            $32,370         $31,639        $34,229
6/30/99            $25,579            $34,165         $33,251        $36,627
7/31/99            $25,272            $33,100         $32,236        $35,463
8/31/99            $25,338            $32,936         $31,934        $36,042
9/30/99            $25,184            $32,034         $31,056        $35,285
10/31/99           $27,793            $34,060         $33,143        $37,950
11/30/99           $29,721            $34,753         $33,996        $39,997
12/31/99           $34,558            $36,798         $36,044        $44,157
1/31/00            $34,513            $34,949         $34,569        $42,087
2/29/00            $38,515            $34,289         $34,476        $44,144
3/31/00            $39,155            $37,641         $37,618        $47,304
4/30/00            $37,234            $36,509         $36,363        $45,053
5/31/00            $35,908            $35,762         $35,423        $42,784
6/30/00            $38,904            $36,643         $36,326        $46,027
7/31/00            $38,584            $36,071         $35,723        $44,108
8/31/00            $43,044            $38,310         $38,367        $48,102
9/30/00            $41,268            $36,288         $36,586        $43,552
10/31/00           $39,255            $36,134         $36,145        $41,491
11/30/00           $33,216            $33,288         $32,840        $35,375
12/31/00           $34,713            $33,451         $33,237        $34,255
1/31/01            $35,574            $34,637         $34,330        $36,622
2/28/01            $30,632            $31,481         $31,128        $30,405
3/31/01            $27,848            $29,488         $29,061        $27,096
4/30/01            $31,021            $31,777         $31,396        $30,523
5/31/01            $31,021            $31,990         $31,608        $30,074
6/30/01            $29,649            $31,212         $30,894        $29,377
7/31/01            $28,516            $30,905         $30,472        $28,643
8/31/01            $26,300            $28,972         $28,615        $26,301
9/30/01            $23,335            $26,633         $26,188        $23,675
10/31/01           $24,272            $27,141         $26,733        $24,917
11/30/01           $26,095            $29,222         $28,792        $27,311
12/31/01           $26,691            $29,478         $29,099        $27,259
1/31/02            $25,873            $29,048         $28,729        $26,778
2/28/02            $24,833            $28,488         $28,157        $25,666
3/31/02            $26,033            $29,559         $29,314        $26,554
4/30/02            $24,670            $27,768         $27,634        $24,387
5/31/02            $24,273            $27,564         $27,391        $23,797
6/30/02            $22,190            $25,601         $25,369        $21,596
7/31/02            $20,306            $23,606         $23,492        $20,408
8/31/02            $20,480            $23,761         $23,615        $20,469
9/30/02            $18,546            $21,181         $21,079        $18,346
10/31/02           $19,934            $23,043         $22,830        $20,029
11/30/02           $21,149            $24,398         $24,166        $21,117
12/31/02           $19,909            $22,966         $22,798        $19,658
1/31/03            $19,438            $22,365         $22,246        $19,181
2/28/03            $19,190            $22,029         $21,901        $19,093
3/31/03            $19,364            $22,241         $22,128        $19,449
4/30/03            $21,025            $24,074         $23,915        $20,887
5/31/03            $22,364            $25,341         $25,278        $21,929
6/30/03            $22,463            $25,665         $25,611        $22,231
7/31/03            $22,934            $26,117         $26,121        $22,784
8/31/03            $23,678            $26,626         $26,651        $23,351
9/30/03            $23,182            $26,344         $26,378        $23,101
10/31/03           $24,496            $27,833         $27,925        $24,398
11/30/03           $24,794            $28,078         $28,260        $24,654
12/31/03           $25,751            $29,549         $29,613        $25,506
1/31/04            $26,074            $30,092         $30,176        $26,027
2/29/04            $26,347            $30,510         $30,594        $26,193
3/31/04            $26,049            $30,050         $30,176        $25,707
4/30/04            $25,726            $29,579         $29,631        $25,408
5/31/04            $26,024            $29,984         $30,058        $25,882
6/30/04            $26,720            $30,566         $30,600        $26,205

AVERAGE ANNUAL TOTAL RETURN

-----------------
CLASS A   6/30/04
-----------------
1-Year     +12.14%
5-Year      -0.31%
10-Year    +10.33%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

CLASS B (1/1/99-6/30/04)

              FRANKLIN CAPITAL         S&P            RUSSELL    RUSSELL 1000
  DATE          GROWTH FUND           500 (5)        1000 (5)       GROWTH(5)
--------   ---------------------   -------------   ------------   ------------
 1/1/99            $10,000            $10,000         $10,000        $10,000
1/31/99            $10,520            $10,418         $10,357        $10,587
2/28/99            $10,019            $10,094         $10,028        $10,104
3/31/99            $10,452            $10,498         $10,412        $10,636
4/30/99            $10,818            $10,905         $10,848        $10,649
5/31/99            $10,520            $10,647         $10,613        $10,322
6/30/99            $11,223            $11,238         $11,154        $11,045
7/31/99            $11,088            $10,887         $10,814        $10,694
8/31/99            $11,107            $10,834         $10,712        $10,869
9/30/99            $11,030            $10,537         $10,418        $10,640
10/31/99           $12,161            $11,203         $11,118        $11,444
11/30/99           $13,002            $11,431         $11,404        $12,061
12/31/99           $15,099            $12,104         $12,091        $13,316
1/31/00            $15,069            $11,496         $11,596        $12,691
2/29/00            $16,814            $11,279         $11,565        $13,312
3/31/00            $17,076            $12,381         $12,619        $14,265
4/30/00            $16,219            $12,009         $12,198        $13,586
5/31/00            $15,634            $11,763         $11,883        $12,902
6/30/00            $16,935            $12,053         $12,186        $13,880
7/31/00            $16,784            $11,865         $11,983        $13,301
8/31/00            $18,721            $12,601         $12,870        $14,505
9/30/00            $17,934            $11,936         $12,273        $13,133
10/31/00           $17,056            $11,886         $12,125        $12,512
11/30/00           $14,414            $10,949         $11,016        $10,667
12/31/00           $15,057            $11,003         $11,149        $10,330
1/31/01            $15,425            $11,393         $11,516        $11,044
2/28/01            $13,278            $10,355         $10,442        $ 9,169
3/31/01            $12,063            $ 9,699         $ 9,749        $ 8,171
4/30/01            $13,429            $10,453         $10,532        $ 9,204
5/31/01            $13,429            $10,523         $10,603        $ 9,069
6/30/01            $12,822            $10,267         $10,363        $ 8,859
7/31/01            $12,323            $10,166         $10,222        $ 8,637
8/31/01            $11,368            $ 9,530         $ 9,599        $ 7,931
9/30/01            $10,067            $ 8,760         $ 8,785        $ 7,139
10/31/01           $10,468            $ 8,927         $ 8,968        $ 7,514
11/30/01           $11,249            $ 9,612         $ 9,658        $ 8,236
12/31/01           $11,506            $ 9,696         $ 9,761        $ 8,220
1/31/02            $11,147            $ 9,555         $ 9,637        $ 8,075
2/28/02            $10,689            $ 9,371         $ 9,445        $ 7,740
3/31/02            $11,201            $ 9,723         $ 9,833        $ 8,008
4/30/02            $10,613            $ 9,134         $ 9,270        $ 7,354
5/31/02            $10,427            $ 9,067         $ 9,188        $ 7,176
6/30/02            $ 9,523            $ 8,421         $ 8,510        $ 6,512
7/31/02            $ 8,717            $ 7,765         $ 7,880        $ 6,154
8/31/02            $ 8,782            $ 7,816         $ 7,922        $ 6,173
9/30/02            $ 7,943            $ 6,967         $ 7,071        $ 5,532
10/31/02           $ 8,532            $ 7,580         $ 7,658        $ 6,040
11/30/02           $ 9,055            $ 8,025         $ 8,107        $ 6,368
12/31/02           $ 8,510            $ 7,554         $ 7,648        $ 5,928
1/31/03            $ 8,303            $ 7,357         $ 7,462        $ 5,784
2/28/03            $ 8,194            $ 7,246         $ 7,347        $ 5,758
3/31/03            $ 8,259            $ 7,316         $ 7,423        $ 5,865
4/30/03            $ 8,978            $ 7,919         $ 8,022        $ 6,298
5/31/03            $ 9,534            $ 8,335         $ 8,480        $ 6,613
6/30/03            $ 9,578            $ 8,442         $ 8,591        $ 6,704
7/31/03            $ 9,774            $ 8,591         $ 8,762        $ 6,871
8/31/03            $10,079            $ 8,758         $ 8,940        $ 7,042
9/30/03            $ 9,861            $ 8,665         $ 8,849        $ 6,966
10/31/03           $10,406            $ 9,155         $ 9,367        $ 7,357
11/30/03           $10,536            $ 9,236         $ 9,480        $ 7,434
12/31/03           $10,940            $ 9,720         $ 9,934        $ 7,692
1/31/04            $11,059            $ 9,898         $10,123        $ 7,849
2/29/04            $11,168            $10,036         $10,263        $ 7,899
3/31/04            $11,038            $ 9,884         $10,123        $ 7,752
4/30/04            $10,896            $ 9,729         $ 9,940        $ 7,662
5/31/04            $11,016            $ 9,863         $10,083        $ 7,805
6/30/04            $11,199            $10,054         $10,265        $ 7,902

    AVERAGE ANNUAL TOTAL RETURN

----------------------------------
CLASS B                    6/30/04
----------------------------------
1-Year                     +13.97%
5-Year                      -0.22%
Since Inception (1/1/99)    +2.08%


                                                              Annual Report  | 9

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

CLASS C (5/1/95-6/30/04)

             FRANKLIN CAPITAL     S&P       RUSSELL      RUSSELL 1000
   DATE         GROWTH FUND      500 (5)    1000 (5)       GROWTH(5)
----------   ----------------  --------   ------------   ------------
 5/1/1995         $10,000       $10,000      $10,000        $10,000
5/31/1995         $10,406       $10,399      $10,384        $10,348
6/30/1995         $10,957       $10,640      $10,659        $10,747
7/31/1995         $11,381       $10,993      $11,066        $11,194
8/31/1995         $11,441       $11,020      $11,149        $11,206
9/30/1995         $11,849       $11,485      $11,608        $11,723
10/31/1995        $11,577       $11,444      $11,556        $11,731
11/30/1995        $11,910       $11,946      $12,071        $12,187
12/31/1995        $12,026       $12,176      $12,255        $12,257
1/31/1996         $12,284       $12,590      $12,651        $12,667
2/29/1996         $12,493       $12,707      $12,816        $12,899
3/31/1996         $12,477       $12,829      $12,931        $12,915
4/30/1996         $13,105       $13,018      $13,128        $13,255
5/31/1996         $13,363       $13,354      $13,443        $13,718
6/30/1996         $13,251       $13,404      $13,458        $13,737
7/31/1996         $12,350       $12,813      $12,809        $12,932
8/31/1996         $12,881       $13,083      $13,157        $13,266
9/30/1996         $13,751       $13,819      $13,897        $14,232
10/31/1996        $13,863       $14,200      $14,204        $14,317
11/30/1996        $14,974       $15,272      $15,253        $15,392
12/31/1996        $14,654       $14,970      $15,006        $15,091
1/31/1997         $15,616       $15,905      $15,896        $16,149
2/28/1997         $15,126       $16,029      $15,957        $16,040
3/31/1997         $14,637       $15,372      $15,238        $15,172
4/30/1997         $15,396       $16,289      $16,063        $16,180
5/31/1997         $16,679       $17,280      $17,091        $17,347
6/30/1997         $17,085       $18,054      $17,800        $18,041
7/31/1997         $18,452       $19,489      $19,256        $19,637
8/31/1997         $17,929       $18,398      $18,348        $18,488
9/30/1997         $19,127       $19,405      $19,354        $19,397
10/31/1997        $18,182       $18,758      $18,727        $18,680
11/30/1997        $18,368       $19,626      $19,539        $19,474
12/31/1997        $18,432       $19,962      $19,936        $19,692
1/31/1998         $18,413       $20,183      $20,084        $20,281
2/28/1998         $19,897       $21,638      $21,516        $21,806
3/31/1998         $20,544       $22,745      $22,601        $22,676
4/30/1998         $20,943       $22,974      $22,833        $22,990
5/31/1998         $20,011       $22,579      $22,339        $22,337
6/30/1998         $20,753       $23,496      $23,166        $23,705
7/31/1998         $20,030       $23,246      $22,888        $23,548
8/31/1998         $16,169       $19,889      $19,467        $20,014
9/30/1998         $16,720       $21,163      $20,778        $21,552
10/31/1998        $18,128       $22,883      $22,419        $23,284
11/30/1998        $19,117       $24,269      $23,806        $25,055
12/31/1998        $20,709       $25,667      $25,323        $27,314
1/31/1999         $21,798       $26,740      $26,226        $28,918
2/28/1999         $20,750       $25,909      $25,394        $27,597
3/31/1999         $21,657       $26,945      $26,367        $29,050
4/30/1999         $22,423       $27,988      $27,470        $29,088
5/31/1999         $21,798       $27,329      $26,876        $28,194
6/30/1999         $23,266       $28,844      $28,246        $30,168
7/31/1999         $22,963       $27,945      $27,383        $29,210
8/31/1999         $23,024       $27,806      $27,127        $29,687
9/30/1999         $22,862       $27,045      $26,381        $29,063
10/31/1999        $25,225       $28,756      $28,154        $31,258
11/30/1999        $26,962       $29,340      $28,878        $32,945
12/31/1999        $31,305       $31,067      $30,618        $36,371
1/31/2000         $31,242       $29,506      $29,365        $34,666
2/29/2000         $34,868       $28,949      $29,286        $36,360
3/31/2000         $35,416       $31,779      $31,955        $38,963
4/30/2000         $33,645       $30,823      $30,890        $37,109
5/31/2000         $32,443       $30,192      $30,091        $35,240
6/30/2000         $35,099       $30,937      $30,858        $37,911
7/31/2000         $34,804       $30,453      $30,345        $36,330
8/31/2000         $38,810       $32,344      $32,591        $39,620
9/30/2000         $37,165       $30,637      $31,078        $35,872
10/31/2000        $35,331       $30,507      $30,704        $34,175
11/30/2000        $29,871       $28,103      $27,896        $29,137
12/31/2000        $31,193       $28,241      $28,233        $28,215
1/31/2001         $31,964       $29,243      $29,162        $30,164
2/28/2001         $27,495       $26,578      $26,442        $25,043
3/31/2001         $24,977       $24,895      $24,686        $22,318
4/30/2001         $27,813       $26,828      $26,670        $25,141
5/31/2001         $27,790       $27,008      $26,850        $24,771
6/30/2001         $26,542       $26,351      $26,243        $24,197
7/31/2001         $25,522       $26,092      $25,885        $23,592
8/31/2001         $23,525       $24,460      $24,307        $21,663
9/30/2001         $20,871       $22,485      $22,246        $19,500
10/31/2001        $21,688       $22,914      $22,709        $20,523
11/30/2001        $23,298       $24,671      $24,458        $22,495
12/31/2001        $23,813       $24,887      $24,718        $22,453
1/31/2002         $23,084       $24,524      $24,405        $22,056
2/28/2002         $22,150       $24,051      $23,918        $21,141
3/31/2002         $23,198       $24,956      $24,901        $21,872
4/30/2002         $21,968       $23,444      $23,475        $20,087
5/31/2002         $21,580       $23,271      $23,267        $19,601
6/30/2002         $19,734       $21,614      $21,550        $17,788
7/31/2002         $18,048       $19,930      $19,955        $16,810
8/31/2002         $18,208       $20,060      $20,060        $16,860
9/30/2002         $16,453       $17,882      $17,906        $15,111
10/31/2002        $17,683       $19,455      $19,393        $16,497
11/30/2002        $18,754       $20,599      $20,528        $17,393
12/31/2002        $17,638       $19,389      $19,366        $16,192
1/31/2003         $17,205       $18,882      $18,897        $15,799
2/28/2003         $16,977       $18,598      $18,605        $15,727
3/31/2003         $17,114       $18,777      $18,797        $16,019
4/30/2003         $18,572       $20,325      $20,315        $17,204
5/31/2003         $19,734       $21,394      $21,473        $18,062
6/30/2003         $19,825       $21,668      $21,755        $18,311
7/31/2003         $20,236       $22,050      $22,189        $18,767
8/31/2003         $20,851       $22,479      $22,639        $19,233
9/30/2003         $20,418       $22,241      $22,407        $19,028
10/31/2003        $21,557       $23,499      $23,721        $20,096
11/30/2003        $21,808       $23,705      $24,006        $20,307
12/31/2003        $22,651       $24,947      $25,155        $21,009
1/31/2004         $22,902       $25,405      $25,633        $21,438
2/29/2004         $23,130       $25,758      $25,988        $21,574
3/31/2004         $22,856       $25,370      $25,634        $21,174
4/30/2004         $22,560       $24,972      $25,170        $20,928
5/31/2004         $22,811       $25,314      $25,533        $21,318
6/30/2004         $23,403       $25,806      $25,994        $21,584



AVERAGE ANNUAL TOTAL RETURN

----------------------------------
CLASS C                    6/30/04
----------------------------------
1-Year                      +17.05%
5-Year                       +0.12%
Since Inception (5/1/95)     +9.72%

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

CLASS R (1/1/02-6/30/04)

              FRANKLIN CAPITAL     S&P        RUSSELL     RUSSELL 1000
   DATE         GROWTH FUND       500 (5)    1000 (5)      GROWTH(5)
----------   ----------------   --------   ------------   ------------
 1/1/2002         $10,000        $10,000      $10,000        $10,000
1/31/2002         $ 9,676        $ 9,854      $ 9,873        $ 9,823
2/28/2002         $ 9,287        $ 9,664      $ 9,676        $ 9,416
3/31/2002         $ 9,738        $10,028      $10,074        $ 9,741
4/30/2002         $ 9,228        $ 9,420      $ 9,497        $ 8,946
5/31/2002         $ 9,070        $ 9,351      $ 9,413        $ 8,730
6/30/2002         $ 8,291        $ 8,685      $ 8,718        $ 7,922
7/31/2002         $ 7,586        $ 8,008      $ 8,073        $ 7,487
8/31/2002         $ 7,652        $ 8,061      $ 8,115        $ 7,509
9/30/2002         $ 6,929        $ 7,185      $ 7,244        $ 6,730
10/31/2002        $ 7,448        $ 7,817      $ 7,846        $ 7,348
11/30/2002        $ 7,894        $ 8,277      $ 8,305        $ 7,747
12/31/2002        $ 7,429        $ 7,791      $ 7,835        $ 7,212
1/31/2003         $ 7,253        $ 7,587      $ 7,645        $ 7,037
2/28/2003         $ 7,161        $ 7,473      $ 7,527        $ 7,004
3/31/2003         $ 7,216        $ 7,545      $ 7,604        $ 7,135
4/30/2003         $ 7,847        $ 8,167      $ 8,218        $ 7,662
5/31/2003         $ 8,338        $ 8,596      $ 8,687        $ 8,045
6/30/2003         $ 8,375        $ 8,706      $ 8,801        $ 8,155
7/31/2003         $ 8,551        $ 8,860      $ 8,977        $ 8,358
8/31/2003         $ 8,820        $ 9,032      $ 9,159        $ 8,566
9/30/2003         $ 8,635        $ 8,937      $ 9,065        $ 8,475
10/31/2003        $ 9,126        $ 9,442      $ 9,596        $ 8,950
11/30/2003        $ 9,229        $ 9,525      $ 9,712        $ 9,044
12/31/2003        $ 9,596        $10,024      $10,177        $ 9,357
1/31/2004         $ 9,707        $10,208      $10,370        $ 9,548
2/29/2004         $ 9,809        $10,350      $10,514        $ 9,609
3/31/2004         $ 9,697        $10,194      $10,370        $ 9,430
4/30/2004         $ 9,567        $10,034      $10,183        $ 9,321
5/31/2004         $ 9,679        $10,171      $10,330        $ 9,495
6/30/2004         $ 9,939        $10,369      $10,516        $ 9,613


AVERAGE ANNUAL TOTAL RETURN

----------------------------------
CLASS R                    6/30/04
----------------------------------
1-Year                      +17.68%
Since Inception (1/1/02)     -0.24%


10 |  Annual Report

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

Advisor Class (7/1/94-6/30/04)(4)


               FRANKLIN CAPITAL    S&P       RUSSELL      RUSSELL 1000
   DATE         GROWTH FUND       500 (5)    1000 (5)       GROWTH(5)
----------   ----------------   --------   ------------   ------------
 7/1/94           $10,000        $10,000      $10,000        $10,000
7/31/94           $10,138        $10,328      $10,326        $10,342
8/31/94           $10,551        $10,751      $10,762        $10,917
9/30/94           $10,337        $10,488      $10,512        $10,770
10/31/94          $10,505        $10,723      $10,710        $11,023
11/30/94          $10,260        $10,333      $10,325        $10,669
12/31/94          $10,269        $10,486      $10,472        $10,848
1/31/95           $10,269        $10,758      $10,743        $11,080
2/28/95           $10,643        $11,177      $11,180        $11,544
3/31/95           $11,051        $11,506      $11,467        $11,881
4/30/95           $11,306        $11,845      $11,772        $12,141
5/31/95           $11,765        $12,317      $12,224        $12,563
6/30/95           $12,378        $12,603      $12,548        $13,048
7/31/95           $12,891        $13,021      $13,027        $13,591
8/31/95           $12,977        $13,053      $13,125        $13,605
9/30/95           $13,438        $13,604      $13,666        $14,233
10/31/95          $13,131        $13,555      $13,603        $14,242
11/30/95          $13,524        $14,150      $14,210        $14,796
12/31/95          $13,651        $14,422      $14,427        $14,881
1/31/96           $13,961        $14,912      $14,893        $15,379
2/29/96           $14,199        $15,051      $15,087        $15,660
3/31/96           $14,199        $15,196      $15,222        $15,680
4/30/96           $14,929        $15,420      $15,454        $16,092
5/31/96           $15,221        $15,817      $15,825        $16,655
6/30/96           $15,122        $15,877      $15,843        $16,677
7/31/96           $14,097        $15,176      $15,078        $15,700
8/31/96           $14,719        $15,497      $15,489        $16,106
9/30/96           $15,708        $16,368      $16,359        $17,278
10/31/96          $15,854        $16,819      $16,722        $17,382
11/30/96          $17,136        $18,090      $17,956        $18,687
12/31/96          $16,786        $17,731      $17,665        $18,322
1/31/97           $18,110        $18,838      $18,713        $19,607
2/28/97           $17,546        $18,986      $18,784        $19,474
3/31/97           $17,001        $18,208      $17,938        $18,420
4/30/97           $17,897        $19,294      $18,909        $19,643
5/31/97           $19,396        $20,467      $20,120        $21,061
6/30/97           $19,887        $21,384      $20,954        $21,904
7/31/97           $21,490        $23,084      $22,668        $23,841
8/31/97           $20,904        $21,792      $21,599        $22,445
9/30/97           $22,311        $22,985      $22,784        $23,550
10/31/97          $21,256        $22,218      $22,045        $22,679
11/30/97          $21,470        $23,246      $23,001        $23,643
12/31/97          $21,541        $23,645      $23,468        $23,908
1/31/98           $21,562        $23,906      $23,643        $24,623
2/28/98           $23,288        $25,629      $25,329        $26,475
3/31/98           $24,084        $26,941      $26,606        $27,530
4/30/98           $24,570        $27,212      $26,880        $27,911
5/31/98           $23,486        $26,745      $26,298        $27,119
6/30/98           $24,383        $27,830      $27,272        $28,780
7/31/98           $23,540        $27,535      $26,944        $28,589
8/31/98           $19,019        $23,558      $22,916        $24,299
9/30/98           $19,684        $25,067      $24,460        $26,165
10/31/98          $21,368        $27,104      $26,391        $28,268
11/30/98          $22,542        $28,746      $28,025        $30,419
12/31/98          $24,444        $30,401      $29,810        $33,162
1/31/99           $25,759        $31,672      $30,874        $35,109
2/28/99           $24,562        $30,688      $29,894        $33,505
3/31/99           $25,642        $31,916      $31,040        $35,269
4/30/99           $26,558        $33,151      $32,338        $35,314
5/31/99           $25,853        $32,370      $31,639        $34,229
6/30/99           $27,607        $34,165      $33,251        $36,627
7/31/99           $27,276        $33,100      $32,236        $35,463
8/31/99           $27,347        $32,936      $31,934        $36,042
9/30/99           $27,205        $32,034      $31,056        $35,285
10/31/99          $30,017        $34,060      $33,143        $37,950
11/30/99          $32,122        $34,753      $33,996        $39,997
12/31/99          $37,340        $36,798      $36,044        $44,157
1/31/00           $37,290        $34,949      $34,569        $42,087
2/29/00           $41,637        $34,289      $34,476        $44,144
3/31/00           $42,353        $37,641      $37,618        $47,304
4/30/00           $40,254        $36,509      $36,363        $45,053
5/31/00           $38,846        $35,762      $35,423        $42,784
6/30/00           $42,107        $36,643      $36,326        $46,027
7/31/00           $41,761        $36,071      $35,723        $44,108
8/31/00           $46,601        $38,310      $38,367        $48,102
9/30/00           $44,685        $36,288      $36,586        $43,552
10/31/00          $42,510        $36,134      $36,145        $41,491
11/30/00          $35,985        $33,288      $32,840        $35,375
12/31/00          $37,616        $33,451      $33,237        $34,255
1/31/01           $38,547        $34,637      $34,330        $36,622
2/28/01           $33,229        $31,481      $31,128        $30,405
3/31/01           $30,205        $29,488      $29,061        $27,096
4/30/01           $33,663        $31,777      $31,396        $30,523
5/31/01           $33,663        $31,990      $31,608        $30,074
6/30/01           $32,172        $31,212      $30,894        $29,377
7/31/01           $30,972        $30,905      $30,472        $28,643
8/31/01           $28,574        $28,972      $28,615        $26,301
9/30/01           $25,329        $26,633      $26,188        $23,675
10/31/01          $26,370        $27,141      $26,733        $24,917
11/30/01          $28,372        $29,222      $28,792        $27,311
12/31/01          $29,014        $29,478      $29,099        $27,259
1/31/02           $28,127        $29,048      $28,729        $26,778
2/28/02           $26,999        $28,488      $28,157        $25,666
3/31/02           $28,312        $29,559      $29,314        $26,554
4/30/02           $26,833        $27,768      $27,634        $24,387
5/31/02           $26,403        $27,564      $27,391        $23,797
6/30/02           $24,144        $25,601      $25,369        $21,596
7/31/02           $22,128        $23,606      $23,492        $20,408
8/31/02           $22,316        $23,761      $23,615        $20,469
9/30/02           $20,192        $21,181      $21,079        $18,346
10/31/02          $21,698        $23,043      $22,830        $20,029
11/30/02          $23,042        $24,398      $24,166        $21,117
12/31/02          $21,698        $22,966      $22,798        $19,658
1/31/03           $21,187        $22,365      $22,246        $19,181
2/28/03           $20,918        $22,029      $21,901        $19,093
3/31/03           $21,106        $22,241      $22,128        $19,449
4/30/03           $22,934        $24,074      $23,915        $20,887
5/31/03           $24,387        $25,341      $25,278        $21,929
6/30/03           $24,521        $25,665      $25,611        $22,231
7/31/03           $25,032        $26,117      $26,121        $22,784
8/31/03           $25,838        $26,626      $26,651        $23,351
9/30/03           $25,300        $26,344      $26,378        $23,101
10/31/03          $26,752        $27,833      $27,925        $24,398
11/30/03          $27,075        $28,078      $28,260        $24,654
12/31/03          $28,137        $29,549      $29,613        $25,506
1/31/04           $28,488        $30,092      $30,176        $26,027
2/29/04           $28,784        $30,510      $30,594        $26,193
3/31/04           $28,488        $30,050      $30,176        $25,707
4/30/04           $28,137        $29,579      $29,631        $25,408
5/31/04           $28,460        $29,984      $30,058        $25,882
6/30/04           $29,242        $30,566      $30,600        $26,205

AVERAGE ANNUAL TOTAL RETURN

--------------------------
ADVISOR CLASS(4)   6/30/04
--------------------------
1-Year             +19.26%
5-Year              +1.16%
10-Year            +11.33%

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS AND INVOLVES SPECIAL RISKS. THE FUND MAY INVEST IN FOREIGN COMPANIES THAT CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTIES. SMALLER-COMPANY STOCKS CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(4.) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +74.21% and +7.69%.

(5.) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stock chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity market performance. The Russell 1000 Index is market capitalization-weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.


                                                             Annual Report  | 11

FRANKLIN CAPITAL GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                    --------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
CLASS A                                                2004          2003       2002         2001          2000
                                                    --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $     9.06     $   8.95   $  12.04    $    17.00    $    11.67
                                                    --------------------------------------------------------------

Income from investment operations:

   Net investment income(a) .....................          .01          .03        .04           .04           .01

   Net realized and unrealized gains (losses) ...         1.71          .08      (3.05)        (3.95)         5.90
                                                    --------------------------------------------------------------
Total from investment operations ................         1.72          .11      (3.01)        (3.91)         5.91
                                                    --------------------------------------------------------------

Less distributions from:

   Net investment income ........................         (.02)          --       (.02)         (.03)         (.01)

   Net realized gains ...........................           --           --       (.05)        (1.02)         (.57)

   Tax return of capital ........................           --           --       (.01)           --            --

                                                    --------------------------------------------------------------
Total distributions .............................         (.02)          --       (.08)        (1.05)         (.58)
                                                    --------------------------------------------------------------
Redemption fees .................................           --(c)        --         --            --            --
                                                    --------------------------------------------------------------

Net asset value, end of year ....................   $    10.76     $   9.06   $   8.95    $    12.04    $    17.00
                                                    ==============================================================

Total return(b) .................................        18.95%        1.23%    (25.16)%      (23.79)%       52.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................   $1,218,132     $936,927   $855,624    $1,058,405    $1,165,175

Ratios to average net assets:

   Expenses .....................................          .96%        1.04%       .94%          .90%          .91%

   Net investment income ........................          .06%         .32%       .34%          .28%          .06%

Portfolio turnover rate .........................        51.96%       52.16%     54.28%        46.19%        49.30%

(a)  Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Amount is less than $0.001 per share.


12 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

                                                    -----------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
CLASS B                                               2004        2003        2002       2001       2000
                                                    -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..............   $  8.79     $  8.74     $ 11.82    $ 16.78    $ 11.61
                                                    -----------------------------------------------------

Income from investment operations:

   Net investment income (loss)(a) ..............      (.07)       (.03)       (.04)      (.06)      (.10)

   Net realized and unrealized gains (losses) ...      1.65         .08       (2.99)     (3.88)      5.84
                                                    -----------------------------------------------------

Total from investment operations ................      1.58         .05       (3.03)     (3.94)      5.74
                                                    -----------------------------------------------------

Less distributions from net realized gains ......        --          --        (.05)     (1.02)      (.57)
                                                    -----------------------------------------------------

Redemption fees .................................        --(c)       --          --         --         --
                                                    -----------------------------------------------------

Net asset value, end of year ....................   $ 10.37     $  8.79     $  8.74    $ 11.82    $ 16.78
                                                    =====================================================

Total return(b) .................................     17.97%        .57%     (25.73)%   (24.29)%    50.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................   $83,622     $60,232     $44,041    $31,390    $15,229

Ratios to average net assets:

   Expenses .....................................      1.71%       1.79%       1.69%      1.65%      1.67%

   Net investment income (loss) .................      (.69)%      (.43)%      (.44)%     (.47)%     (.65)%

Portfolio turnover rate .........................     51.96%      52.16%      54.28%     46.19%     49.30%

(a)  Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Amount is less than $0.001 per share.


                                                             Annual Report  | 13

FRANKLIN CAPITAL GROWTH FUND

                                                   ---------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
CLASS C                                              2004          2003        2002       2001        2000
                                                   ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............   $   8.70     $   8.66    $  11.70    $  16.65    $  11.52
                                                   ---------------------------------------------------------

Income from investment operations:

   Net investment income (loss)(a) .............       (.07)        (.03)       (.04)       (.07)       (.10)

   Net realized and unrealized gains (losses) ..       1.64          .07       (2.95)      (3.86)       5.80
                                                   ---------------------------------------------------------

Total from investment operations ...............       1.57          .04       (2.99)      (3.93)       5.70
                                                   ---------------------------------------------------------

Less distributions from net realized gains .....         --           --        (.05)      (1.02)       (.57)
                                                   ---------------------------------------------------------

Redemption fees ................................         --(c)        --          --          --          --
                                                   ---------------------------------------------------------

Net asset value, end of year ...................   $  10.27     $   8.70    $   8.66    $  11.70    $  16.65
                                                   =========================================================

Total return(b) ................................      18.05%         .46%     (25.65)%    (24.38)%     50.86%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................   $195,559     $165,339    $137,117    $183,163    $181,087

Ratios to average net assets:

   Expenses ....................................       1.71%        1.79%       1.68%       1.65%       1.67%

   Net investment income (loss) ................       (.69)%       (.43)%      (.40)%      (.47)%      (.69)%

Portfolio turnover rate ........................      51.96%       52.16%      54.28%      46.19%      49.30%

(a)  Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Amount is less than $0.001 per share.


14 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

                                                   ------------------------------
                                                          YEAR ENDED JUNE 30,
CLASS R                                              2004        2003     2002(d)
                                                   ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............   $  9.03     $  8.94   $ 10.79
                                                   -----------------------------

Income from investment operations:

   Net investment income (loss)(a) .............      (.02)         --        --

   Net realized and unrealized gains (losses) ..      1.71         .09     (1.84)
                                                   -----------------------------

Total from investment operations ...............      1.69         .09     (1.84)
                                                   -----------------------------

Less distributions from net investment income ..      (.02)         --      (.01)(e)
                                                   -----------------------------
Redemption fees ................................        --(c)       --        --
                                                   -----------------------------
Net asset value, end of year ...................   $ 10.70     $  9.03   $  8.94
                                                   =============================

Total return(b) ................................     18.68%       1.01%   (17.09)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................   $36,779     $19,256   $ 3,524

Ratios to average net assets:

   Expenses ....................................      1.21%       1.29%     1.19%(f)

   Net investment income (loss) ................      (.19)%       .07%     (.08)%(f)

Portfolio turnover rate ........................     51.96%      52.16%    54.28%

(a)  Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Amount is less than $0.001 per share.

(d)  For the period January 1, 2002 (effective date) to June 30, 2002.

(e)  Includes distributions from tax return of capital in the amount of $.002.

(f)  Annualized.


                                                             Annual Report  | 15

FRANKLIN CAPITAL GROWTH FUND

                                                     ----------------------------------------------------
                                                                      YEAR ENDED JUNE 30,
ADVISOR CLASS                                          2004         2003      2002       2001       2000
                                                     ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $   9.12     $  8.98   $ 12.07    $ 17.04    $ 11.68
                                                     ----------------------------------------------------

Income from investment operations:

   Net investment income(a) ......................        .03         .05       .06        .07        .04

   Net realized and unrealized gains (losses) ....       1.72         .09     (3.05)     (3.95)      5.91
                                                     ----------------------------------------------------

Total from investment operations .................       1.75         .14     (2.99)     (3.88)      5.95
                                                     ----------------------------------------------------

Less distributions from:

   Net investment income .........................       (.03)         --      (.04)      (.07)      (.02)

   Net realized gains ............................         --          --      (.05)     (1.02)      (.57)

   Tax return of capital .........................         --          --      (.01)        --         --
                                                     ----------------------------------------------------

Total distributions ..............................       (.03)         --      (.10)     (1.09)      (.59)
                                                     ----------------------------------------------------

Redemption fees ..................................         --(c)       --        --         --         --
                                                     ----------------------------------------------------

Net asset value, end of year .....................   $  10.84     $  9.12   $  8.98    $ 12.07    $ 17.04
                                                     ====================================================

Total return(b) ..................................      19.26%       1.56%   (24.95)%   (23.59)%    52.52%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $224,139     $75,554   $43,422    $45,139    $12,603

Ratios to average net assets:

   Expenses ......................................        .71%        .79%      .69%       .65%       .67%

   Net investment income .........................        .31%        .57%      .58%       .55%       .30%

Portfolio turnover rate ..........................      51.96%      52.16%    54.28%     46.19%     49.30%

(a)  Based on average daily shares outstanding.

(b)  Total return is not annualized for periods less than one year.

(c)  Amount is less than $0.001 per share.


16 |  See notes to financial statements. | Annual Report

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF INVESTMENTS, JUNE 30, 2004

--------------------------------------------------------------------------------
                                                          SHARES        VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS 96.5%
    COMMERCIAL SERVICES 2.9%
    Omnicom Group Inc. ..............................     258,900   $ 19,647,921
    Robert Half International Inc. ..................   1,071,400     31,895,578
                                                                    ------------
                                                                      51,543,499
                                                                    ------------

    COMMUNICATIONS 3.1%
(a) Nextel Communications Inc., A ...................   2,027,700     54,058,482
                                                                    ------------

    CONSUMER NON-DURABLES 6.5%
    Anheuser-Busch Cos. Inc. ........................     587,700     31,735,800
    Coca-Cola Co. ...................................     784,800     39,616,704
    Colgate-Palmolive Co. ...........................     435,600     25,460,820
    Estee Lauder Cos. Inc., A .......................      43,000      2,097,540
    Procter & Gamble Co. ............................     299,600     16,310,224
                                                                    ------------
                                                                     115,221,088
                                                                    ------------

    CONSUMER SERVICES 6.1%
    Clear Channel Communications Inc. ...............     350,000     12,932,500
(a) eBay Inc. .......................................      97,800      8,992,710
(a) Univision Communications Inc., A ................     724,300     23,126,899
    Viacom Inc., B ..................................     876,600     31,312,152
    The Walt Disney Co. .............................   1,208,700     30,809,763
                                                                    ------------
                                                                     107,174,024
                                                                    ------------

    DISTRIBUTION SERVICES .8%
    Cardinal Health Inc. ............................     200,000     14,010,000
                                                                    ------------

    ELECTRONIC TECHNOLOGY 19.6%
(a) Agilent Technologies Inc. .......................   1,579,900     46,259,472
(a) Applied Materials Inc. ..........................   2,691,800     52,813,116
(a) Cisco Systems Inc. ..............................   2,260,800     53,580,960
(a) Dell Inc. .......................................      60,000      2,149,200
    Intel Corp. .....................................   1,346,800     37,171,680
(a) KLA-Tencor Corp. ................................     218,500     10,789,530
    Linear Technology Corp. .........................     622,400     24,566,128
    Lockheed Martin Corp. ...........................     548,700     28,576,296
    Maxim Integrated Products Inc. ..................     430,097     22,545,685
    Nokia Corp., ADR (Finland) ......................   1,372,400     19,954,696
    QUALCOMM Inc. ...................................     376,200     27,455,076
    Xilinx Inc. .....................................     563,800     18,780,178
                                                                    ------------
                                                                     344,642,017
                                                                    ------------

    ENERGY MINERALS 2.2%
    BP PLC, ADR (United Kingdom) ....................     387,900     20,779,803
    Devon Energy Corp. ..............................     268,300     17,707,800
                                                                    ------------
                                                                      38,487,603
                                                                    ------------


                                                             Annual Report  | 17

FRANKLIN CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
                                                          SHARES       VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FINANCE 10.1%
(a) Berkshire Hathaway Inc., A ......................         362   $ 32,199,900
    Citigroup Inc. ..................................     314,500     14,624,250
    Countrywide Financial Corp. .....................     501,849     35,254,892
    Fifth Third Bancorp .............................     453,400     24,383,852
    Freddie Mac .....................................     565,700     35,808,810
    Goldman Sachs Group Inc. ........................     180,200     16,967,632
    Wells Fargo & Co. ...............................     315,100     18,033,173
                                                                    ------------
                                                                     177,272,509
                                                                    ------------

    HEALTH SERVICES 4.8%
    Aetna Inc. ......................................     208,300     17,705,500
(a) Anthem Inc. .....................................     453,600     40,624,416
(a) Caremark RX Inc. ................................     803,500     26,467,290
                                                                    ------------
                                                                      84,797,206
                                                                    ------------

    HEALTH TECHNOLOGY 14.3%
    Abbott Laboratories .............................     722,500     29,449,100
(a) Amgen Inc. ......................................     805,700     43,967,049
(a) Forest Laboratories Inc. ........................     300,000     16,989,000
(a) Gilead Sciences Inc. ............................     404,200     27,081,400
    Johnson & Johnson Inc. ..........................     626,710     34,907,747
    Pfizer Inc. .....................................   1,100,000     37,708,000
(a) Varian Medical Systems Inc. .....................     227,900     18,083,865
    Wyeth ...........................................   1,214,300     43,909,088
                                                                    ------------
                                                                     252,095,249
                                                                    ------------

    PROCESS INDUSTRIES 1.1%
    Bunge Ltd. ......................................     499,500     19,450,530
                                                                    ------------

    PRODUCER MANUFACTURING 5.3%
    General Electric Co. ............................     817,600     26,490,240
(a) Mettler-Toledo International Inc.
    (Switzerland) ...................................     424,900     20,879,586
    United Technologies Corp. .......................     496,300     45,401,524
                                                                    ------------
                                                                      92,771,350
                                                                    ------------

    RETAIL TRADE 3.8%
    Family Dollar Stores Inc. .......................     806,700     24,539,814
    Lowe's Cos. Inc. ................................     561,400     29,501,570
    Wal-Mart Stores Inc. ............................     240,000     12,662,400
                                                                    ------------
                                                                      66,703,784
                                                                    ------------

    TECHNOLOGY SERVICES 11.5%
(a) Accenture Ltd., A (Bermuda) .....................   1,542,500     42,387,900
    First Data Corp. ................................     574,900     25,594,548
    Microsoft Corp. .................................   2,361,600     67,447,296
(a) Oracle Corp. ....................................   1,706,900     20,363,317
    Paychex Inc. ....................................   1,059,100     35,882,308
(a) Yahoo! Inc. .....................................     275,700     10,016,181
                                                                    ------------
                                                                     201,691,550
                                                                    ------------


18 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TRANSPORTATION 4.4%
    C.H. Robinson Worldwide Inc. .................      400,000   $   18,336,000
    Expeditors International of Washington Inc. ..      425,000       20,999,250
    Southwest Airlines Co. .......................    2,248,300       37,703,991
                                                                  --------------
                                                                      77,039,241
                                                                  --------------
    TOTAL COMMON STOCKS (COST $1,397,504,550) ....                 1,696,958,132
                                                                  --------------
    SHORT TERM INVESTMENT (COST $43,486,356) 2.5%
(b) Franklin Institutional Fiduciary Trust Money
    Market Portfolio .............................   43,486,356       43,486,356
                                                                  --------------
    TOTAL INVESTMENTS (COST $1,440,990,906) 99.0% ....            1,740,444,488
    OTHER ASSETS, LESS LIABILITIES 1.0% ..............                17,786,108
                                                                  --------------
    NET ASSETS 100.0% ................................            $1,758,230,596
                                                                  ==============

(a) Non-income producing.

(b) See Note 7 regarding investments in affiliated Money Market Portfolio.


                        Annual Report | See notes to financial statements.  | 19

FRANKLIN CAPITAL GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ............................   $1,397,504,550
      Cost - Sweep money fund (Note 7) .......................       43,486,356
                                                                 ==============
      Value - Unaffiliated issuers ...........................    1,696,958,132
      Value - Sweep money fund (Note 7) ......................       43,486,356
   Receivables:
      Investment securities sold .............................        3,480,930
      Capital shares sold ....................................       23,048,088
      Dividends ..............................................        1,066,760
                                                                 --------------
         Total assets ........................................    1,768,040,266
                                                                 --------------

Liabilities:
   Payables:
      Investment securities purchased ........................        5,108,372
      Capital shares redeemed ................................        2,559,776
      Affiliates .............................................        1,819,867
   Other liabilities .........................................          321,655
                                                                 --------------
         Total liabilities ...................................        9,809,670
                                                                 --------------
            Net assets, at value .............................   $1,758,230,596
                                                                 ==============

Net assets consist of:
   Undistributed net investment income (loss) ................   $           --
   Net unrealized appreciation (depreciation) ................      299,453,582
   Accumulated net realized gain (loss) ......................     (163,625,883)
   Capital shares ............................................    1,622,402,897
                                                                 --------------
            Net assets, at value .............................   $1,758,230,596
                                                                 ==============


20 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2004

CLASS A:
   Net assets, at value .......................................   $1,218,131,790
                                                                  ==============
   Shares outstanding .........................................      113,175,970
                                                                  ==============
   Net asset value per share(a) ...............................   $        10.76
                                                                  ==============
   Maximum offering price per share (net asset value
      per share / 94.25%) .....................................   $        11.42
                                                                  ==============
CLASS B:
   Net assets, at value .......................................   $   83,621,569
                                                                  ==============
   Shares outstanding .........................................        8,060,091
                                                                  ==============
   Net asset value and maximum offering price per share(a) ....   $        10.37
                                                                  ==============
CLASS C:
   Net assets, at value .......................................   $  195,559,476
                                                                  ==============
   Shares outstanding .........................................       19,038,811
                                                                  ==============
   Net asset value and maximum offering price per share(a) ....   $        10.27
                                                                  ==============
CLASS R:
   Net assets, at value .......................................   $   36,779,056
                                                                  ==============
   Shares outstanding .........................................        3,436,709
                                                                  ==============
   Net asset value and maximum offering price per share(a) ....   $        10.70
                                                                  ==============
ADVISOR CLASS:
   Net assets, at value .......................................   $  224,138,705
                                                                  ==============
   Shares outstanding .........................................       20,684,618
                                                                  ==============
   Net asset value and maximum offering price per share .......   $        10.84
                                                                  ==============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                        Annual Report | See notes to financial statements.  | 21

FRANKLIN CAPITAL GROWTH FUND

STATEMENT OF OPERATIONS
for the year ended June 30, 2004

Investment income:
   Dividends:
      Unaffiliated issuers .....................................   $ 14,888,046
      Sweep money fund (Note 7) ................................        582,256
   Interest ....................................................         63,914
                                                                   ------------
         Total investment income ...............................     15,534,216
                                                                   ------------

Expenses:
   Management fees (Note 3) ....................................      6,884,932
   Distribution fees (Note 3)
      Class A ..................................................      2,738,639
      Class B ..................................................        745,025
      Class C ..................................................      1,870,431
      Class R ..................................................        146,099
   Transfer agent fees (Note 3) ................................      3,434,041
   Custodian fees (Note 4) .....................................         25,786
   Reports to shareholders .....................................        143,926
   Registration and filing fees ................................        135,890
   Professional fees ...........................................         50,056
   Trustees' fees and expenses .................................         60,933
   Other .......................................................         80,408
                                                                   ------------
         Total expenses ........................................     16,316,166
                                                                   ------------
            Net investment income (loss) .......................       (781,950)
                                                                   ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ..............................................    123,553,401
      Foreign currency transactions ............................           (186)
                                                                   ------------
            Net realized gain (loss) ...........................    123,553,215
   Net unrealized appreciation (depreciation) on investments ...    127,930,632
                                                                   ------------
Net realized and unrealized gain (loss) ........................    251,483,847
                                                                   ------------
Net increase (decrease) in net assets resulting from
   operations ..................................................   $250,701,897
                                                                   ============


22 |  See notes to financial statements. | Annual Report

FRANKLIN CAPITAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2004 and 2003

                                                                                    -------------------------------
                                                                                         2004             2003
                                                                                    -------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ..............................................   $     (781,950)  $    2,037,199
      Net realized gain (loss) from investments and foreign currency
         transactions ...........................................................      123,553,215     (102,695,663)
      Net unrealized appreciation (depreciation) on investments .................      127,930,632      115,369,098
                                                                                    -------------------------------
            Net increase (decrease) in net assets resulting from operations .....      250,701,897       14,710,634
   Distributions to shareholders from:
      Net investment income:
         Class A ................................................................       (1,688,415)              --
         Class R ................................................................          (45,184)              --
         Advisor Class ..........................................................         (366,962)              --
                                                                                    -------------------------------
   Total distributions to shareholders ..........................................       (2,100,561)              --
   Capital share transactions: (Note 2)
         Class A ................................................................       99,326,514       70,102,714
         Class B ................................................................       11,538,808       15,425,223
         Class C ................................................................         (111,552)      29,157,367
         Class R ................................................................       12,964,092       14,214,842
         Advisor Class ..........................................................      128,599,872       29,969,712
                                                                                    -------------------------------
   Total capital share transactions .............................................      252,317,734      158,869,858
   Redemption fees ..............................................................            3,276               --
            Net increase (decrease) in net assets ...............................      500,922,346      173,580,492
Net assets:
   Beginning of year ............................................................    1,257,308,250    1,083,727,758
                                                                                    -------------------------------
   End of year ..................................................................   $1,758,230,596   $1,257,308,250
                                                                                    ===============================
Undistributed net investment income included in net assets:
   End of year ..................................................................   $           --   $    2,060,984
                                                                                    ===============================


                        Annual Report | See notes to financial statements.  | 23

FRANKLIN CAPITAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (the Fund). The Fund seeks capital growth.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Investments in open-end mutual funds are valued at the closing net asset value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.


24 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Redemptions and exchanges of Franklin Capital Growth Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital as noted in the Statement of Changes.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


                                                             Annual Report  | 25

FRANKLIN CAPITAL GROWTH FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At June 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                               ---------------------------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                                            2004                          2003
                                                 ---------------------------------------------------------
                                                  SHARES         AMOUNT         SHARES         AMOUNT
                                                 ---------------------------------------------------------
CLASS A SHARES:
  Shares sold ................................    30,582,428   $ 310,289,448    25,737,855   $ 210,902,196
  Shares issued on merger
     (Note 8) ................................            --              --     3,797,694      35,090,874
  Shares issued in reinvestment
     of distributions ........................       142,101       1,435,224            --             --
  Shares redeemed ............................   (20,949,128)   (212,398,158)  (21,756,768)   (175,890,356)
                                                 ---------------------------------------------------------
  Net increase (decrease) ....................     9,775,401   $  99,326,514     7,778,781   $  70,102,714
                                                 =========================================================
CLASS B SHARES:
  Shares sold ................................     2,261,662   $  21,934,151     2,487,866   $  19,933,077
  Shares issued on merger
     (Note 8) ................................            --              --       657,910       5,894,865
  Shares redeemed ............................    (1,057,182)    (10,395,343)   (1,328,383)    (10,402,719)
                                                 ---------------------------------------------------------
  Net increase (decrease) ....................     1,204,480   $  11,538,808     1,817,393   $  15,425,223
                                                 =========================================================
CLASS C SHARES:
  Shares sold ................................     4,355,217   $  41,912,397     4,551,444   $  36,220,920
  Shares issued on merger
     (Note 8) ................................            --              --     3,423,307      30,364,673
  Shares redeemed ............................    (4,323,677)    (42,023,949)   (4,807,128)    (37,428,226)
                                                 ---------------------------------------------------------
  Net increase (decrease) ....................        31,540   $    (111,552)    3,167,623   $  29,157,367
                                                 =========================================================
CLASS R SHARES:
  Shares sold ................................     1,871,581   $  18,711,607     1,906,878   $  15,549,629
  Shares issued on merger
     (Note 8) ................................            --              --        69,752         642,420
  Shares issued in reinvestment
     of distributions ........................         4,491          45,175            --              --
  Shares redeemed ............................      (571,724)     (5,792,690)     (238,554)     (1,977,207)
                                                 ---------------------------------------------------------
  Net increase (decrease) ....................     1,304,348   $  12,964,092     1,738,076   $  14,214,842
                                                 =========================================================
ADVISOR CLASS SHARES:
  Shares sold ................................    13,401,122   $ 138,544,390     2,648,900   $  22,085,843
  Shares issued on merger
     (Note 8) ................................            --              --     1,206,824      11,211,372
  Shares issued in reinvestment
     of distributions ........................        32,028         325,402            --              --
  Shares redeemed ............................    (1,037,120)    (10,269,920)     (402,440)     (3,327,503)
                                                 ---------------------------------------------------------
  Net increase (decrease)                         12,396,030   $ 128,599,872     3,453,284   $  29,969,712
                                                 =========================================================


26 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------------
ENTITY                                                          AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                               Investment manager
Franklin Templeton Services LLC (FT Services)                   Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)             Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)    Transfer agent

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
        .625%                First $100 million
        .500%                Over $100 million, up to and including $250 million
        .450%                In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, 1.00% and .50% per year of its average daily net asset of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the year:

Commissions paid .................................................   $1,515,179
Sales charges received ...........................................   $  381,493
Contingent deferred sales charges retained .......................   $  182,230

The Fund paid transfer agent fees of $3,434,041, of which $2,557,194 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended June 30, 2004, there were no credits earned.

5. INCOME TAXES

At June 30, 2004, the Fund has deferred currency losses occurring subsequent to October 31, 2003 of $186. For tax purposes, such losses will be reflected in the year ending June 30, 2005.


                                                             Annual Report  | 27

FRANKLIN CAPITAL GROWTH FUND

5. INCOME TAXES (CONTINUED)

At June 30, 2004, the Fund had tax basis capital losses of $244,901,300, including $81,992,677 from the merged Franklin Large Cap Growth Fund, which may be carried over to offset future capital gains, subject to certain limitations. Such losses expire as follows:

Capital loss carryovers expiring in:

2006 ............................................................   $  1,246,310
2007 ............................................................      4,339,333
2008 ............................................................     43,114,748
2009 ............................................................     30,336,578
2010 ............................................................      2,955,708
2011 ............................................................    162,908,623
                                                                    ------------
                                                                    $244,901,300
                                                                    ============

The tax character of distributions paid during the years ended June 30, 2004 and 2003, was as follows:

                                                               -----------------
                                                                  2004      2003
                                                               -----------------
Distributions paid from ordinary income ....................   $2,100,561   $--
                                                               =================

At June 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................   $1,445,159,325
                                                                 ==============
Unrealized appreciation ......................................   $  304,650,978
Unrealized depreciation ......................................       (9,365,815)
                                                                 --------------
Net unrealized appreciation ..................................   $  295,285,163
                                                                 ==============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums and foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums, wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended June 30, 2004 aggregated $1,058,155,776 and $746,983,896, respectively.

7. INVESTMENT IN AFFILIATED MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.


28 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

8. MERGER

On June 5, 2003, the Fund acquired the net assets of the Franklin Large Cap Growth Fund pursuant to a plan of reorganization approved by the Franklin Large Cap Growth Fund's shareholders. The merger was accomplished by a tax-free exchange of 3,797,694 Class A shares, 657,910 Class B shares, 3,423,307 Class C shares, 69,752 Class R shares, and 1,206,824 Advisor Class shares of the Fund (valued at $9.24, $8.96, $8.87, $9.21, and $9.29, respectively) for the net assets of the Franklin Large Cap Growth Fund which aggregated $83,204,204, including $9,121,276 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger was $1,268,008,422.

9. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Fund's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Fund's investment manager neither admits nor denies any wrongdoing, the Fund's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Fund's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for


                                                             Annual Report  | 29

FRANKLIN CAPITAL GROWTH FUND

9. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Fund's investment manager and the Fund's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Fund's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.


30 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

9. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                             Annual Report  | 31

FRANKLIN CAPITAL GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN CAPITAL GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Capital Growth Fund (hereafter referred to as the "Fund") at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial high-lights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 11, 2004


32 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $14,171,072 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended June 30, 2004. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended June 30, 2004.


                                                             Annual Report  | 33

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)       Trustee          Since 1965   112                      None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
---------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)           Trustee          Since 1982   141                      Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                   company).
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until
1998).
---------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)        Trustee          Since 1989   142                      None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (52)           Trustee          Since 2003   97                       Director, Amerada Hess Corporation
One Franklin Parkway                                                                   (exploration and refining of oil
San Mateo, CA 94403-1906                                                               and gas); H.J. Heinz Company
                                                                                       (processed foods and allied
                                                                                       products); RTI International
                                                                                       Metals, Inc. (manufacture and
                                                                                       distribution of titanium); and
                                                                                       Canadian National Railway
                                                                                       (railroad).
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor
to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department
(1988-1989).
---------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)          Trustee          Since 1960   114                      Director, The California Center for
One Franklin Parkway                                                                   Land Recycling (redevelopment).
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------------------------------------------------------


34 |  Annual Report

---------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)          Trustee          Since 1997   141                      Director, White Mountains Insurance
One Franklin Parkway                                                                   Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                               Martek Biosciences Corporation;
                                                                                       MedImmune, Inc. (biotechnology);
                                                                                       and Overstock.com (Internet
                                                                                       services); and FORMERLY, Director,
                                                                                       MCI Communication Corporation (sub-
                                                                                       sequently known as MCI WorldCom,
                                                                                       Inc. and WorldCom, Inc.) (communi-
                                                                                       cations services) (1988-2002) and
                                                                                       Spacehab, Inc. (aerospace services)
                                                                                       (1994-2003).
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
Association of Securities Dealers, Inc. (1970-1987).
---------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

---------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)       Trustee and      Trustee      141                      None
One Franklin Parkway            Chairman of the  since 1976
San Mateo, CA 94403-1906        Board            and
                                                 Chairman of
                                                 the Board
                                                 since 1993
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63)   Trustee and      Trustee      124                      None
One Franklin Parkway            President and    since 1982
San Mateo, CA 94403-1906        Chief Executive  and
                                Officer -        President
                                Investment       and Chief
                                Management       Executive
                                                 Officer -
                                                 Investment
                                                 Management
                                                 since 2002
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 35

---------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)            Vice President   Since 1986   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)             Chief            Since July   Not Applicable           None
One Franklin Parkway            Compliance       2004
San Mateo, CA 94403-1906        Officer
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin
Resources, Inc., and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
---------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)            Treasurer        Since July   Not Applicable           None
One Franklin Parkway                             2004
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin
Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
---------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)         Vice President   Since 1995   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------


36 |  Annual Report

---------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)           Senior Vice      Since 2002   Not Applicable           None
500 East Broward Blvd.          President and
Suite 2100                      Chief Executive
Fort Lauderdale, FL 33394-3091  Officer -
                                Finance and
                                Administration
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)              Vice President   Since 2000   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)           Vice President   Since 2000   Not Applicable           None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment
Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton
Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment
Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman,
Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until
1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)          Vice President   Since 2002   Not Applicable           Director, FTI Banque, Arch
600 Fifth Avenue                - AML                                                  Chemicals, Inc. and Lingnan
Rockefeller Center              Compliance                                             Foundation.
New York, NY 10020-2302
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in
Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 37

---------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF    FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION         TIME SERVED  BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)          Vice President   Since 2000   Not Applicable           None
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)            Chief Financial  Since May    Not Applicable           None
500 East Broward Blvd.          Officer          2004
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
Services, LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
---------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


38 |  Annual Report

FRANKLIN CAPITAL GROWTH FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at http://www.sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


                                                             Annual Report  | 39

                      This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5), (6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Money Fund(5), (6)
Franklin Short-Intermediate U.S. Government Securities Fund(5)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(7)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)
Tax-Exempt Money Fund(5), (6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC(7)

Alabama
Arizona
California(9)
Colorado
Connecticut
Florida(9)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(8)
Michigan(8)
Minnesota(8)
Missouri
New Jersey
New York(9)
North Carolina
Ohio(8)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2.) The fund is only open to existing shareholders as well as select retirement plans.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

(7.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8.) Portfolio of insured municipal securities.

(9.) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                              Not part of the annual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)                         One Franklin Parkway
      INVESTMENTS                                San Mateo, CA 94403-1906

o    WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

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ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

134 A2004 08/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $73,940 for the fiscal year ended June 30, 2004 and $55,562 for the fiscal year ended June 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $47,910 for the fiscal year ended June 30, 2004 and $0 for the fiscal year ended June 30, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $677 for the fiscal year ended June 30, 2004 and $0 for the fiscal year ended June 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,323 for the fiscal year ended June 30, 2004 and $12,963 for the fiscal year ended June 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the reistrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $147,910 for the fiscal year ended June 30, 2004 and $12,963 for the fiscal year ended June 30, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    August 31, 2004